SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Details)	12 Months Ended
Mar. 31, 2023
Disclosure of subsidiaries [table]
schedule of subsidiaries and functional currencies [Table]	The Company’s and its subsidiaries functional currencies are as follows:

Entity	Currency	Ownership
Cybin Corp.	Canadian dollars	100%
Journey	Canadian dollars	100%
Serenity	Canadian dollars	100%
Cybin US1	Canadian dollars	100%
Adelia	U.S. dollars	100%
Cybin IRL	U.S. dollars	100%
[1] For accounting purposes, Cybin US is a wholly-owned subsidiary of Cybin. Certain Former Adelia Shareholders (as defined below) hold Class B Shares (defined below) in Cybin US.